(2_FIDELITY_LOGOS)FIDELITY

FOREIGN CURRENCY
FUNDS
ANNUAL REPORT
DECEMBER 31, 1995
CONTENTS


PRESIDENT'S MESSAGE      3    Ned Johnson on investing
                              strategies.

PERFORMANCE              4    How the funds have done over time.

FUND TALK                10   The manager's review of fund
                              performance, strategy and outlook.

FINANCIAL STATEMENTS     12   Statements of assets and liabilities,
                              operations, and changes in net
                              assets,
                              as well as financial highlights.

NOTES                    24   Notes to the financial statements.

REPORT OF INDEPENDENT    27   The auditors' opinion.
ACCOUNTANTS


THIS REPORT AND THE FINANCIAL STATEMENTS CONTAINED HEREIN ARE SUBMITTED FOR THE GENERAL
INFORMATION OF THE SHAREHOLDERS OF THE FUND. THIS REPORT IS NOT AUTHORIZED FOR DISTRIBUTION TO
PROSPECTIVE INVESTORS IN THE FUND UNLESS PRECEDED OR ACCOMPANIED BY AN
EFFECTIVE
PROSPECTUS.
MUTUAL FUND SHARES ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED BY, ANY DEPOSITORY INSTITUTION. SHARES ARE NOT INSURED BY THE FDIC, FEDERAL RESERVE BOARD OR ANY OTHER AGENCY, AND ARE SUBJECT TO INVESTMENT RISKS, INCLUDING POSSIBLE LOSS OF PRINCIPAL AMOUNT INVESTED.
NEITHER THE FUND NOR FIDELITY DISTRIBUTORS CORPORATION IS A BANK.
FOR MORE INFORMATION ON ANY FIDELITY FUND, INCLUDING CHARGES AND EXPENSES,
CALL
1-800-544-8888 FOR A FREE PROSPECTUS. READ IT CAREFULLY BEFORE YOU INVEST OR SEND MONEY.
PRESIDENT'S MESSAGE




DEAR SHAREHOLDER:
Although the markets were fairly positive in 1995, no one can predict what lies ahead for investors. The previous year, stocks posted below-average returns and bonds had one of the worst years in history. This downturn followed a period in which the investing environment was generally very positive.
These market ups and downs are a normal part of investing, and there are some basic principles that are helpful for investors to remember in different types of markets.
If you can leave your money invested over the long term, you can avoid the results of the volatility that generally accompanies the stock market in the short term, as we witnessed last year. You also can help to manage some of the risks of investing through diversification. A stock fund is already diversified because it invests in many issues. You can diversify even further by placing some of your money in several different types of stock funds or in other investment categories, such as bonds.
If you have a short investment time horizon, you might want to consider moving some of your investment into a money market fund, which seeks income and a stable share price by investing in high-quality, short-term investments. Of course, there is no assurance that a money market fund will achieve its goal, and it is important to remember that money market funds are not insured or guaranteed by any agency of the U.S. government. Finally, no matter what your investment horizon or portfolio diversity, it makes good sense to follow a regular investment plan - investing a certain amount of money at the same time each month or quarter - and to review your portfolio periodically. A periodic investment plan will not, of course, assure a profit or protect against a loss.
If you have any questions, please call us at 1-800-544-8888. We stand ready to provide the information you need to make the investments that are right for you.
Best regards,
Edward C. Johnson 3d
FIDELITY DEUTSCHE MARK PERFORMANCE PORTFOLIO, L.P.

PERFORMANCE: THE BOTTOM LINE


There are several ways to evaluate a fund's historical performance. You can look at the total percentage change in value, the average annual percentage change, or the growth of a hypothetical $10,000 investment. A fund's total return includes changes in a fund's share price. If Fidelity had not reimbursed certain expenses during the periods shown, the fund's returns would have been lower.
CUMULATIVE TOTAL RETURNS
PERIODS ENDED DECEMBER 31, 1995             PAST 1   PAST 5   LIFE OF
                                            YEAR     YEARS    FUND

Deutsche Mark Performance Portfolio, L.P.   10.96%   36.55%   81.20%

Deutsche Mark Performance Portfolio, L.P.   10.52%   36.00%   80.48%
 (incl. maximum 0.4% sales charge)

German Deutsche Mark                        7.75%    3.71%    27.88%

CUMULATIVE TOTAL RETURNS show the fund's performance in percentage terms over a set period - in this case, one year, five years or since the fund started on November 16, 1989. For example, if you invested $1,000 in a fund that had a 5% return over the past year, the value of your investment would be $1,050. You can compare the fund's returns to the performance of the German Deutsche mark, whose returns reflect a hypothetical unmanaged investment in the currency itself. The exchange rates used in calculating these returns are based on the mean between the best available bid and asked quotations at 4 p.m. Eastern time from a pool of 500 banking institutions which actively trade in this currency.
AVERAGE ANNUAL TOTAL RETURNS
PERIODS ENDED DECEMBER 31, 1995             PAST 1   PAST 5   LIFE OF
                                            YEAR     YEARS    FUND

Deutsche Mark Performance Portfolio, L.P.   10.96%   6.43%    10.18%

Deutsche Mark Performance Portfolio, L.P.   10.52%   6.34%    10.11%
 (incl. maximum 0.4% sales charge)

German Deutsche Mark                        7.75%    .73%     4.09%

AVERAGE ANNUAL TOTAL RETURNS take the fund's actual (or cumulative) return and show you what would have happened if the fund had performed at a constant rate each year.
$10,000 OVER LIFE OF FUND
                Deutsche Deutsche Mark
       11/16/89     9960         10000
       11/30/89  10308.6 10322.2003929
       12/31/89 10896.24 10877.8467909
       01/31/90 10995.84 10913.3531157
       02/28/90 10916.16 10772.7006444
       03/31/90 11075.52 10855.3719008
       04/30/90 11234.88 10949.0919917
       05/31/90 11175.12 10839.3751842
       06/30/90 11483.88 11073.0414885
       07/31/90 12081.48 11587.2715816
       08/31/90 12230.88 11668.1472081
       09/30/90 12370.32 11735.1627313
       10/31/90  12848.4 12111.5721531
       11/30/90  13097.4 12279.7996661
       12/31/90 13216.92 12330.8522765
       01/31/91    13446 12452.7663032
       02/28/91 13107.36 12058.3606557
       03/31/91  11802.6 10798.0035232
       04/30/91 11872.32 10775.8570173
       05/31/91 11683.08 10550.2008032
       06/30/91 11314.56 10154.0585312
       07/31/91 11832.48 10544.1513761
       08/31/91 11882.28  10526.044648
       09/30/91 12539.64 11045.1078143
       10/31/91 12569.52  11000.179458
       11/30/91 12987.84 11311.4350741
       12/31/91  13993.8 12125.9479064
       01/31/92 13266.72 11414.6492862
       02/29/92 13117.32 11219.6461257
       03/31/92 13187.04 11192.3311016
       04/30/92 13236.84 11158.3737864
       05/31/92  13645.2 11439.5023328
       06/30/92 14521.68 12083.7166513
       07/31/92 15079.44 12471.3462191
       08/31/92 15955.92 13111.5864528
       09/30/92 16025.64 12991.1691982
       10/31/92 14730.84 11920.7830935
       11/30/92  14342.4 11558.1395349
       12/31/92  14143.2 11347.7321814
       01/31/93 14302.56 11413.2323734
       02/28/93 14083.44 11178.7234043
       03/31/93 14501.76 11445.1982324
       04/30/93  14790.6 11601.8927445
       05/31/93 14830.44 11583.6220472
       06/30/93 13884.24 10785.3372434
       07/31/93 13675.08 10559.2879701
       08/31/93 14262.72 10969.3390599
       09/30/93    14691 11265.0085763
       10/31/93  14292.6 10907.5271368
       11/30/93 14103.36 10721.8238004
       12/31/93 13973.88 10579.3349442
       01/31/94 14053.56 10603.1251802
       02/28/94 14362.32 10790.4001878
       03/31/94 14681.04 10991.6317992
       04/30/94 14900.16 11117.8960097
       05/31/94 15009.72 11168.5393258
       06/30/94 15617.28 11583.6220472
       07/31/94 15696.96 11616.5508528
       08/31/94 15756.72 11627.5687638
       09/30/94 16105.32 11852.4009024
       10/31/94 16653.12 12228.3548344
       11/30/94 16015.68 11717.9634232
       12/31/94 16264.68 11867.6992578
       01/31/95 16573.44 11991.5226606
       02/28/95 17300.52 12566.8010661
       03/31/95  18475.8 13373.8181818
       04/30/95  18376.2 13259.0669839
       05/31/95 18047.52 12998.5155863
       06/30/95 18515.64 13310.8939558
       07/31/95 18505.68 13265.7625162
       08/31/95  17529.6 12526.5667575
       09/30/95  18077.4 12879.2547976
       10/31/95 18356.28 13053.8794633
       11/30/95 17908.08 12712.7549257
       12/29/95 18047.52 12787.8998609






$10,000 OVER LIFE OF FUND: Let's say you invested $10,000 in Fidelity Deutsche Mark Performance Portfolio, L.P. on November 16, 1989, when the fund started, and paid the maximum 0.4% sales charge. As the chart shows, by December 31, 1995, the value of your investment would have grown to $18,048 - an 80.48% increase on your initial investment. For comparison, look at how the German deutsche mark did over the same period. The same $10,000 investment would have grown to $12,788 - a 27.88% increase. UNDERSTANDING
PERFORMANCE
How a fund did yesterday is
no guarantee of how it will do
tomorrow. The value of
foreign currencies compared
to the value of the U.S. dollar
changes daily. Changes in
interest rates and political
events can both affect a
currency's value compared to
the dollar. In turn, the share
price and return of a fund that
invests in foreign currencies
will vary. That means if you
sell your shares during a
downturn, you might lose
money. But if you can ride out
short-term ups and downs, you
may have a gain.
(checkmark)
FIDELITY STERLING PERFORMANCE PORTFOLIO, L.P.

PERFORMANCE: THE BOTTOM LINE


There are several ways to evaluate a fund's historical performance. You can look at the total percentage change in value, the average annual percentage change, or the growth of a hypothetical $10,000 investment. A fund's total return includes changes in a fund's share price. If Fidelity had not reimbursed certain expenses during the periods shown, the fund's returns would have been lower.
CUMULATIVE TOTAL RETURNS
PERIODS ENDED DECEMBER 31, 1995        PAST 1   PAST 5    LIFE OF
                                       YEAR     YEARS     FUND

Sterling Performance Portfolio, L.P.   3.92%    9.08%     53.70%

Sterling Performance Portfolio, L.P.   3.51%    8.65%     53.09%
 (incl. maximum 0.4% sales charge)

British Pound Sterling                 -0.99%   -19.79%   -1.83%

CUMULATIVE TOTAL RETURNS show the fund's performance in percentage terms over a set period - in this case, one year, five years or since the fund started on November 16, 1989. For example, if you invested $1,000 in a fund that had a 5% return over the past year, the value of your investment would be $1,050. You can compare the fund's returns to the performance of the British Pound Sterling, whose returns reflect a hypothetical unmanaged investment in the currency itself. The exchange rates used in calculating these returns are based on the mean between the best available bid and asked quotations at 4 p.m. Eastern time from a pool of 500 banking institutions which actively trade in this currency.
AVERAGE ANNUAL TOTAL RETURNS
PERIODS ENDED DECEMBER 31, 1995        PAST 1   PAST 5   LIFE OF
                                       YEAR     YEARS    FUND

Sterling Performance Portfolio, L.P.   3.92%    1.75%    7.26%

Sterling Performance Portfolio, L.P.   3.51%    1.67%    7.19%
 (incl. maximum 0.4% sales charge)

British Pound Sterling                 -0.99%   -4.31%   -0.30%

AVERAGE ANNUAL TOTAL RETURNS take the fund's actual (or cumulative) return and show you what would have happened if the fund had performed at a constant rate each year.
$10,000 OVER LIFE OF FUND
                 Sterling (49British P
        11/16/89       10000    10000
        11/30/89        9970 9938.766
        12/31/89       10320 10201.45
        01/31/90       10850 10627.94
        02/28/90       10940  10611.9
        03/31/90       10870 10416.32
        04/30/90       10950 10377.05
        05/31/90       11330 10624.37
        06/30/90       11930  11070.3
        07/31/90       12850  11796.5
        08/31/90       13140 11965.97
        09/30/90       13210 11876.17
        10/31/90       13860 12298.43
        11/30/90       14020  12305.6
        12/31/90       14090 12238.98
        01/31/91       14450 12448.38
        02/28/91       14200 12103.25
        03/31/91       13060 11018.28
        04/30/91       13130 10961.04
        05/31/91       12970 10741.56
        06/30/91       12470 10264.31
        07/31/91       13070 10669.14
        08/31/91       13130 10640.44
        09/30/91       13770 11076.12
        10/31/91       13790 11010.61
        11/30/91       14090 11191.65
        12/31/91       14970 11820.73
        01/31/92       14450 11311.65
        02/29/92       14310 11128.69
        03/31/92       14220 10985.77
        04/30/92       14680 11255.33
        05/31/92       15190 11572.21
        06/30/92       15940 12064.04
        07/31/92       16210 12198.88
        08/31/92       16820 12584.49
        09/30/92       15420 11307.61
        10/31/92       13480 9855.208
        11/30/92       13200 9599.636
        12/31/92       13160 9561.934
        01/31/93       13080 9409.841
        02/28/93       12550 9017.094
        03/31/93       13400 9593.816
        04/30/93       13950 9959.094
        05/31/93       13890 9884.447
        06/30/93       13320 9444.942
        07/31/93       13290 9390.298
        08/31/93       13390 9437.901
        09/30/93       13500 9478.886
        10/31/93       13410 9377.778
        11/30/93       13510 9407.044
        12/31/93       13460 9350.074
        01/31/94       13760 9531.697
        02/28/94       13620 9405.646
        03/31/94       13640 9390.298
        04/30/94       14000 9605.463
        05/31/94       13970 9561.934
        06/30/94       14320 9773.043
        07/31/94       14350 9773.043
        08/31/94       14310 9713.058
        09/30/94       14740 9977.932
        10/31/94       15340 10356.68
        11/30/94       14740 9910.756
        12/31/94       14790 9915.414
        01/31/95       14970 9924.741
        02/28/95       15050 10017.41
        03/31/95       15490 10269.31
        04/30/95       15480 10204.74
        05/31/95       15270 10050.81
        06/30/95       15390 10092.47
        07/31/95       15470 10098.92
        08/31/95       15100 9810.911
        09/30/95       15480 10020.58
        10/31/95       15530 10004.74
        11/30/95       15130 9699.663
        12/29/95       15370 9816.998

$10,000 OVER LIFE OF FUND: Let's say you invested $10,000 in Fidelity Sterling Performance Portfolio, L.P. on November 16, 1989, when the fund started, and paid the maximum 0.4% sales charge. As the chart shows, by December 31, 1995, the value of your investment would have grown to $15,309
- a 53.09% increase on your initial investment. For comparison, look at how the British pound sterling did over the same period. The same $10,000 investment would have fallen to $9,817 - a 1.83% decrease.
UNDERSTANDING
PERFORMANCE
How a fund did yesterday is
no guarantee of how it will do
tomorrow. The value of foreign
currencies compared to the
value of the U.S. dollar
changes daily. Changes in
interest rates and political
events can both affect a
currency's value compared to
the dollar. In turn, the share
price and return of a fund that
invests in foreign currencies
will vary. That means if you sell
your shares during a downturn,
you might lose money. But if
you can ride out short-term
ups and downs, you may have
a gain.
(checkmark)
FIDELITY YEN PERFORMANCE PORTFOLIO, L.P.

PERFORMANCE: THE BOTTOM LINE


There are several ways to evaluate a fund's historical performance. You can look at the total percentage change in value, the average annual percentage change, or the growth of a hypothetical $10,000 investment. A fund's total return includes changes in a fund's share price. If Fidelity had not reimbursed certain expenses during the periods shown, the fund's returns would have been lower.
CUMULATIVE TOTAL RETURNS
PERIODS ENDED DECEMBER 31, 1995      PAST 1   PAST 5   LIFE OF
                                     YEAR     YEARS    FUND

Yen Performance Portfolio, L.P.      -3.60%   44.68%   63.20%

Yen Performance Portfolio, L.P.      -3.99%   44.10%   62.55%
 (incl. maximum 0.4% sales charge)

Japanese Yen                         -3.53%   30.95%   39.05%

CUMULATIVE TOTAL RETURNS show the fund's performance in percentage terms over a set period - in this case, one year, five years or since the fund started on November 16, 1989. For example, if you invested $1,000 in a fund that had a 5% return over the past year, the value of your investment would be $1,050. You can compare the fund's returns to the performance of the Japanese yen, whose returns reflect a hypothetical unmanaged investment in the currency itself. The exchange rates used in calculating these returns are based on the mean between the best available bid and asked quotations at 4 p.m. Eastern time from a pool of 500 banking institutions which actively trade in this currency.
AVERAGE ANNUAL TOTAL RETURNS
PERIODS ENDED DECEMBER 31, 1995      PAST 1   PAST 5   LIFE OF
                                     YEAR     YEARS    FUND

Yen Performance Portfolio, L.P.      -3.60%   7.67%    8.32%

Yen Performance Portfolio, L.P.      -3.99%   7.58%    8.25%
 (incl. maximum 0.4% sales charge)

Japanese Yen                         -3.53%   5.54%    5.53%

AVERAGE ANNUAL TOTAL RETURNS take the fund's actual (or cumulative) return and show you what would have happened if the fund had performed at a constant rate each year.
$10,000 OVER LIFE OF FUND
                Yen (499)   Japanese
       11/16/89        9960    10000
       11/30/89    10049.64 10066.51
       12/31/89    10019.76 9991.661
       01/31/90    10029.72 9954.306
       02/28/90      9760.8  9639.96
       03/31/90     9232.92 9079.886
       04/30/90     9252.84 9048.458
       05/31/90     9701.04 9452.991
       06/30/90     9750.84 9452.991
       07/31/90       10209 9858.749
       08/31/90    10398.24 9998.609
       09/30/90    10846.44 10381.23
       10/31/90    11593.44  11051.5
       11/30/90    11463.96 10851.32
       12/31/90    11234.88 10618.91
       01/31/91     11653.2 10952.16
       02/28/91    11543.64 10808.09
       03/31/91    10936.08 10182.72
       04/30/91    11414.16 10560.41
       05/31/91    11284.68 10393.99
       06/30/91     11404.2 10458.25
       07/31/91    11473.92 10464.34
       08/31/91    11583.48 10507.93
       09/30/91    11981.88 10814.59
       10/31/91    12230.88 10996.56
       11/30/91    12370.32  11058.3
       12/31/91    12918.12 11517.14
       01/31/92    12878.28 11431.07
       02/29/92    12529.68 11100.13
       03/31/92    12270.72 10830.89
       04/30/92    12260.76 10790.24
       05/31/92    12778.68  11259.2
       06/30/92    13017.72 11447.45
       07/31/92    12878.28 11312.35
       08/31/92    13336.44 11684.68
       09/30/92    13724.88 11995.66
       10/31/92    13366.32 11653.43
       11/30/92     13246.8  11527.3
       12/31/92    13236.84 11516.22
       01/31/93    13266.72  11534.7
       02/28/93    13973.88 12164.13
       03/31/93    14422.08 12529.85
       04/30/93    14920.08 12941.49
       05/31/93    15477.84 13431.11
       06/30/93    15547.56 13443.67
       07/31/93    15906.12 13739.13
       08/31/93    15916.08 13728.64
       09/30/93    15726.84 13541.16
       10/31/93    15398.16 13245.51
       11/30/93    15348.36 13182.36
       12/31/93    14969.88 12857.02
       01/31/94    15398.16 13227.23
       02/28/94    16005.72 13747.01
       03/31/94    16314.48 14006.82
       04/30/94    16503.72 14161.33
       05/31/94    16015.68 13718.16
       06/30/94    17041.56 14589.55
       07/31/94    16802.52 14392.39
       08/31/94    16752.72  14349.3
       09/30/94    16941.96 14501.26
       10/31/94    17340.36 14836.45
       11/30/94    17011.68 14537.92
       12/31/94    16862.28 14414.04
       01/31/95     16882.2 14589.55
       02/28/95    17400.12 14859.45
       03/31/95     19471.8 16227.99
       04/30/95     20019.6 17076.01
       05/31/95       19920 17011.36
       06/30/95     19870.2 16985.23
       07/31/95    19003.68 16270.23
       08/31/95    17240.76 14754.23
       09/30/95    16892.16 14416.93
       10/31/95    16503.72 14087.79
       11/30/95    16493.76 14085.03
       12/29/95    16254.72 13905.22

$10,000 OVER LIFE OF FUND: Let's say you invested $10,000 in Fidelity Yen Performance Portfolio, L.P. on November 16, 1989, when the fund started, and paid the maximum 0.4% sales charge. As the chart shows, by December 31, 1995, the value of your investment would have grown to $16,255 - a 62.55% increase on your initial investment. For comparison, look at how the Japanese yen did over the same period. The same $10,000 investment would have grown to $13,905 - a 39.05% increase.
UNDERSTANDING
PERFORMANCE
How a fund did yesterday is
no guarantee of how it will do
tomorrow. The value of foreign
currencies compared to the
value of the U.S. dollar
changes daily. Changes in
interest rates and political
events can both affect a
currency's value compared to
the dollar. In turn, the share
price and return of a fund that
invests in foreign currencies
will vary. That means if you
sell your shares during a
market downturn, you might
lose money. But if you can ride
out short-term ups and downs,
you may have a gain.
(checkmark)
FUND TALK: THE MANAGER'S OVERVIEW


An interview with Jacques Perold, Portfolio Manager of Fidelity Foreign Currency Funds
Q. HOW DID THE FUNDS PERFORM, JACQUES?
A. For the 12 months ended December 31, 1995, the deutsche mark fund returned 10.96%, compared to a 7.75% increase in the value of the mark relative to the U.S. dollar; the sterling fund returned 3.92%, compared to a 0.99% decrease in the pound; and the yen fund returned -3.60%, compared to the 3.53% decrease in the yen.
Q. THE DOLLAR HIT A POST WORLD WAR II LOW OF 79.85 YEN IN APRIL. WHAT'S HAPPENED SINCE THEN?
A. The dollar reversed its course and appreciated almost 31% to 104.5 yen. The resurgence of the dollar after the low in April was significant because this was a reversal of what had been the dollar's long-term downward trend. A big part of this change was the staggering amount of capital inflows into the U.S. Treasury bond market - particularly from Japanese public and private investors - as an easing in short-term interest rates by the Federal Reserve Board bolstered investors' confidence in U.S. capital markets.
Q. WHAT OTHER FACTORS PUSHED UP THE DOLLAR VERSUS THE OTHER CURRENCIES?
A. Prior to this past summer, one factor that kept the dollar down was the perception among currency traders that the Clinton administration wanted a weak dollar in order to force trade concessions from the Japanese. During the summer, however, the U.S. settled the majority of its trade dispute with Japan. Additionally, the U.S. and others intervened in the currency markets to boost the dollar.
Q. LOOKING AT THE YEAR-END FIGURES, THOUGH, IT CERTAINLY SEEMS THE MARK APPRECIATED AGAINST THE DOLLAR. WHY WAS THAT?
A. As the previous manager noted in the funds' semiannual report, the mark is often viewed as a "safe haven" during times of volatility. In the last six months, there has been volatility with regard to the European Union. The fiscal mandates for European monetary and economic union in 1999 - as mandated by the Maastricht Treaty - are very strict. Whenever there was market perception that one of the European countries would have trouble meeting the criteria of the treaty, many investors bought marks.
Q. WHY DID THE STERLING - WHEN YOU LOOK AT IT IN U.S. DOLLAR VALUE - TRADE WITHIN A RATHER NARROW RANGE?
A. For the most part, the pound was hampered by political problems in Great Britain. Prime Minister John Major's Conservative Party entered 1995 with a very slim majority in Parliament. During the year, that majority was further reduced by attrition as well as several high-profile defections to the Labor Party. Britain was viewed by many as sliding toward political instability and, therefore, the sterling suffered somewhat.
Q. WHAT'S YOUR OUTLOOK?
A. The strength of the dollar in 1996 will largely depend on the outcome of the federal budget debate in Washington and the result of the 1996 presidential election. Although there was tremendous surge in the dollar in 1995, I don't see that trend continuing to the same degree in 1996.
THE VIEWS EXPRESSED IN THIS REPORT REFLECT THOSE OF THE PORTFOLIO MANAGER ONLY THROUGH THE END OF THE PERIOD OF THE REPORT AS STATED ON THE COVER. THE MANAGER'S VIEWS ARE SUBJECT TO CHANGE AT ANY TIME BASED ON MARKET AND OTHER CONDITIONS.

FUND FACTS
GOAL: to approximate the
performance of each
currency relative to the U.S.
dollar while earning a
reasonable level of current
income
START DATE: November 16,
1989
SIZE: as of December 31,
1995, more than $11.5
million in the Fidelity
Deutsche Mark; $1.0
million in the Fidelity
Sterling; $2.8 million in the
Fidelity Yen performance
portfolios
MANAGER: Jacques Perold,
since October 1995; joined
Fidelity in 1986
(checkmark)
JACQUES PEROLD ON THE
RELATIONSHIP BETWEEN CURRENCY,
INTEREST RATES AND MARKETS:
"Currencies are just one of the
many factors in determining
the overall economic climate of
a country or region. For
example, take 1995's
performance of the Japanese
yen. From the beginning of the
year, the yen continuously
strengthened until it reached a
high - and a post World War II
low for the U.S. dollar - of
79.85 yen on April 20. Prior to
this event, the Bank of Japan
cut its short-term discount rate
to 1% and, in September,
would eventually cut it to
0.50%. Because a strong
currency hampered foreigner's
demands for Japan's goods
and thus made them less
competitive in foreign markets,
the corporate earnings of
Japan's large corporations
suffered. Through the
summer, Japan was firmly in
a recession.
"Fast forward to the fall of 1995
 . . . The dollar had strengthened
against the yen. The Japanese
stock market rallied on the
anticipation of better earnings
resulting from overseas
demand, low interest rates and
attractively valued stocks.
While politics and trade policies
played a role in Japan's
economic fortunes, in the case
of 1995, the changes in the yen
highlight the interdependence
of currency, interest rates and
markets."
(solid bullet)  Jacques Perold became
manager of the funds on
October 1, 1995, replacing
Scott Kuldell.
FIDELITY DEUTSCHE MARK PERFORMANCE PORTFOLIO, L.P.
FINANCIAL STATEMENTS


STATEMENT OF ASSETS AND LIABILITIES

 DECEMBER 31, 1995

ASSETS

Investment in repurchase agreements in a joint                      $ 11,575,000
trading account

Cash                                                                 821

Unrealized appreciation on foreign currency contracts                807

Receivable for fund shares sold                                      24,939

 TOTAL ASSETS                                                        11,601,567

LIABILITIES

Unrealized depreciation on foreign currency contracts    $ 21,822

Payable for fund shares redeemed                          16,659

Payable for closed foreign currency contracts             3,352

Accrued management fee                                    2,818

Other payables and accrued expenses                       25,443

 TOTAL LIABILITIES                                                   70,094

NET ASSETS                                                          $ 11,531,473

Net Assets consist of:

Paid in capital                                                     $ 5,787,351

Undistributed net investment income                                  2,516,695

Accumulated undistributed net realized gain (loss) on                3,248,442
investments and foreign currency transactions

Net unrealized appreciation (depreciation) on                        (21,015)
investments and assets and liabilities in foreign
currencies

NET ASSETS, for 636,246 shares outstanding                          $ 11,531,473

SHARES OUTSTANDING HELD BY:                                          10,014
 General Partners

 Limited Partners                                                    626,232

TOTAL SHARES OUTSTANDING                                             636,246

NET ASSET VALUE and redemption price per share                       $18.12
($11,531,473 (divided by) 636,246 shares)

Maximum offering price per share                                     $18.19
(100/99.60 of $18.12)


STATEMENT OF OPERATIONS

 YEAR ENDED DECEMBER 31, 1995

INVESTMENT INCOME                                                        $ 794,305
Interest

EXPENSES

Management fee                                               $ 68,357

Transfer agent fees                                           41,890

Accounting fees and expenses                                  45,000

Non-interested trustees' compensation                         48

Custodian fees and expenses                                   20,850

Registration fees                                             21,730

Audit                                                         18,472

Legal                                                         1,264

Miscellaneous                                                 511

 Total expenses before reductions                             218,122

 Expense reductions                                           (13,016)    205,106

NET INVESTMENT INCOME                                                     589,199

REALIZED AND UNREALIZED GAIN (LOSS)                                       503,286
Net realized gain (loss) on foreign currency transactions

Change in net unrealized appreciation (depreciation) on                   (37,977)
assets and liabilities in foreign currencies

NET GAIN (LOSS)                                                           465,309

NET INCREASE (DECREASE) IN NET ASSETS RESULTING                          $ 1,054,508
FROM OPERATIONS


STATEMENT OF CHANGES IN NET ASSETS

                                                          YEAR ENDED      YEAR ENDED
                                                          DECEMBER 31,    DECEMBER 31,
                                                          1995            1994

INCREASE (DECREASE) IN NET ASSETS

Operations                                                $ 589,199       $ 213,248
Net investment income

 Net realized gain (loss)                                  503,286         646,081

 Change in net unrealized appreciation (depreciation)      (37,977)        124,104

 NET INCREASE (DECREASE) IN NET ASSETS RESULTING           1,054,508       983,433
FROM OPERATIONS

Share transactions                                         28,567,208      10,835,517
Net proceeds from sales of shares

 Cost of shares redeemed                                   (26,607,731)    (9,078,477)

 NET INCREASE (DECREASE) IN NET ASSETS RESULTING           1,959,477       1,757,040
FROM SHARE TRANSACTIONS

  TOTAL INCREASE (DECREASE) IN NET ASSETS                  3,013,985       2,740,473

NET ASSETS

 Beginning of period                                       8,517,488       5,777,015

 End of period (including undistributed net investment    $ 11,531,473    $ 8,517,488
income of $2,516,695 and $1,927,496, respectively)

OTHER INFORMATION
Shares

 Sold                                                      1,581,160       693,468

 Redeemed                                                  (1,466,474)     (583,738)

 Net increase (decrease)                                   114,686         109,730


FINANCIAL HIGHLIGHTS - DEUTSCHE MARK PERFORMANCE PORTFOLIO, L.P.

                                     YEARS ENDED DECEMBER 31,

                                     1995                       1994      1993       1992      1991

SELECTED PER-SHARE DATA

Net asset value, beginning           $ 16.33                    $ 14.03   $ 14.20    $ 14.05   $ 13.27
of period

Income from Investment
Operations

 Net investment income                .78 C                      .43 C     .23 C      .34 C     .55 C

 Net realized and unrealized          1.01                       1.87      (.40)      (.19)     .23
 gain (loss)

 Total from investment operations     1.79                       2.30      (.17)      .15       .78

Net asset value, end of period       $ 18.12                    $ 16.33   $ 14.03    $ 14.20   $ 14.05

TOTAL RETURN A, B                     10.96%                     16.39%    (1.20)%    1.07      5.88%
                                                                                     %

RATIOS AND SUPPLEMENTAL DATA

Net assets, end of period            $ 11,531                   $ 8,517   $ 5,777    $ 9,007   $ 24,070
(000 omitted)

Ratio of expenses to average          1.50%                      1.50%     1.50%      1.29      1.50%
net assets                           D                          D         D          %         D

Ratio of net investment income to     4.31%                      2.81%     1.62%      2.38      4.38%
average net assets                                                                   %


A THE TOTAL RETURNS WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT BEEN REDUCED DURING THE PERIODS SHOWN (SEE NOTE 5 OF NOTES TO FINANCIAL STATEMENTS).
B TOTAL RETURNS DO NOT INCLUDE THE ONE TIME SALES CHARGE.
C NET INVESTMENT INCOME PER SHARE HAS BEEN CALCULATED BASED ON AVERAGE SHARES OUTSTANDING DURING THE PERIOD.
D FMR VOLUNTARILY AGREED TO REIMBURSE A PORTION OF THE FUND'S EXPENSES DURING THE PERIOD. WITHOUT THIS REIMBURSEMENT, THE FUND'S EXPENSE RATIO WOULD HAVE BEEN HIGHER.
FIDELITY STERLING PERFORMANCE PORTFOLIO, L.P.
FINANCIAL STATEMENTS

STATEMENT OF ASSETS AND LIABILITIES
 DECEMBER 31, 1995

ASSETS

Investment in repurchase agreements in a joint                      $ 1,043,000
trading account

Cash                                                                 704

Unrealized appreciation on foreign currency contracts                10,953

Receivable for closed foreign currency contracts                     464

 TOTAL ASSETS                                                        1,055,121

LIABILITIES

Payable for fund shares redeemed                         $ 11,018

Accrued management fee                                    146

Other payables and accrued expenses                       22,923

 TOTAL LIABILITIES                                                   34,087

NET ASSETS                                                          $ 1,021,034

Net Assets consist of:

Undistributed net investment income                                 $ 891,511

Accumulated undistributed net realized gain (loss) on                787,611
investments and foreign currency transactions

Net unrealized appreciation (depreciation) on                        10,953
investments and assets and liabilities in foreign
currencies

Excess of amounts paid on value of shares redeemed                   (669,041)
over paid in capital

NET ASSETS, for 66,447 shares outstanding                           $ 1,021,034

SHARES OUTSTANDING HELD BY:                                          10,014
 General Partners

 Limited Partners                                                    56,433

TOTAL SHARES OUTSTANDING                                             66,447

NET ASSET VALUE, and redemption price per share                      $15.37
($1,021,034 (divided by) 66,447 shares)

Maximum offering price per share                                     $15.43
(100/99.60 of $15.37)

STATEMENT OF OPERATIONS

 YEAR ENDED DECEMBER 31, 1995

INVESTMENT INCOME                                                        $ 112,036
Interest

EXPENSES

Management fee                                               $ 9,471

Transfer agent fees                                           8,206

Accounting fees and expenses                                  45,000

Non-interested trustees' compensation                         12

Custodian fees and expenses                                   21,049

Registration fees                                             20,480

Audit                                                         8,935

Legal                                                         1,295

Miscellaneous                                                 266

 Total expenses before reductions                             114,714

 Expense reductions                                           (86,415)    28,299

NET INVESTMENT INCOME                                                     83,737

REALIZED AND UNREALIZED GAIN (LOSS)                                       26,105
Net realized gain (loss) on foreign currency transactions

Change in net unrealized appreciation (depreciation) on                   21,240
assets and liabilities in foreign currencies

NET GAIN (LOSS)                                                           47,345

NET INCREASE (DECREASE) IN NET ASSETS RESULTING                          $ 131,082
FROM OPERATIONS


STATEMENT OF CHANGES IN NET ASSETS

                                                          YEAR ENDED     YEAR ENDED
                                                          DECEMBER 31,   DECEMBER 31,
                                                          1995           1994

INCREASE (DECREASE) IN NET ASSETS

Operations                                                $ 83,737       $ 96,419
Net investment income

 Net realized gain (loss)                                  26,105         246,511

 Change in net unrealized appreciation (depreciation)      21,240         (21,127)

 NET INCREASE (DECREASE) IN NET ASSETS RESULTING           131,082        321,803
FROM OPERATIONS

Share transactions                                         1,792,743      2,153,790
Net proceeds from sales of shares

 Cost of shares redeemed                                   (4,246,010)    (2,816,251)

 NET INCREASE (DECREASE) IN NET ASSETS RESULTING           (2,453,267)    (662,461)
FROM SHARE TRANSACTIONS

  TOTAL INCREASE (DECREASE) IN NET ASSETS                  (2,322,185)    (340,658)

NET ASSETS

 Beginning of period                                       3,343,219      3,683,877

 End of period (including undistributed net investment    $ 1,021,034    $ 3,343,219
income of $891,511 and $807,774, respectively)

OTHER INFORMATION
Shares

 Sold                                                      117,685        151,048

 Redeemed                                                  (277,244)      (198,768)

 Net increase (decrease)                                   (159,559)      (47,720)


FINANCIAL HIGHLIGHTS - STERLING PERFORMANCE PORTFOLIO, L.P.

                                     YEARS ENDED DECEMBER 31,

                                     1995                       1994      1993      1992        1991

SELECTED PER-SHARE DATA

Net asset value, beginning           $ 14.79                    $ 13.46   $ 13.16   $ 14.97     $ 14.09
of period

Income from Investment
Operations

 Net investment income                .68 C                      .38 C     .22 C     .34 C       .55 C

 Net realized and unrealized          (.10) E                    .95       .08       (2.15)      .33
 gain (loss)

 Total from investment operations     .58                        1.33      .30       (1.81)      .88

Net asset value, end of period       $ 15.37                    $ 14.79   $ 13.46   $ 13.16     $ 14.97

TOTAL RETURN A, B                     3.92%                      9.88%     2.28%     (12.09)%    6.25%

RATIOS AND SUPPLEMENTAL DATA

Net assets, end of period            $ 1,021                    $ 3,343   $ 3,684   $ 1,715     $ 10,857
(000 omitted)

Ratio of expenses to average          1.50%                      1.50%     1.50%     1.50%       1.50%
net assets                           D                          D         D         D           D

Ratio of net investment income to     4.44%                      2.69%     1.61%     2.27%       4.08%
average net assets


A THE TOTAL RETURNS WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT BEEN REDUCED DURING THE PERIODS SHOWN (SEE NOTE 5 OF NOTES TO FINANCIAL STATEMENTS).
B TOTAL RETURNS DO NOT INCLUDE THE ONE TIME SALES CHARGE.
C NET INVESTMENT INCOME PER SHARE HAS BEEN CALCULATED BASED ON AVERAGE SHARES OUTSTANDING DURING THE PERIOD.
D FMR VOLUNTARILY AGREED TO REIMBURSE A PORTION OF THE FUND'S EXPENSES DURING THE PERIOD. WITHOUT THIS REIMBURSEMENT, THE FUND'S EXPENSE RATIO WOULD HAVE BEEN HIGHER.
E THE AMOUNT SHOWN FOR A SHARE OUTSTANDING DOES NOT CORRESPOND WITH THE AGGREGATE NET GAIN ON INVESTMENTS FOR THE PERIOD ENDED DUE TO THE TIMING OF SALES AND REPURCHASES OF FUND SHARES IN RELATION TO FLUCTUATING MARKET VALUES OF THE INVESTMENTS OF THE FUND.
FIDELITY YEN PERFORMANCE PORTFOLIO, L.P.
FINANCIAL STATEMENTS

STATEMENT OF ASSETS AND LIABILITIES
 DECEMBER 31, 1995

ASSETS

Investment in repurchase agreements in a joint                      $ 3,071,000
trading account

Cash                                                                 1,037

Receivable for fund shares sold                                      7,545

Receivable from investment adviser for expense                       5,701
reductions

 TOTAL ASSETS                                                        3,085,283

LIABILITIES

Unrealized depreciation on foreign currency contracts    $ 59,311

Payable for closed foreign currency contracts             4,086

Payable for fund shares redeemed                          105,571

Other payables and accrued expenses                       22,848

 TOTAL LIABILITIES                                                   191,816

NET ASSETS                                                          $ 2,893,467

Net Assets consist of:

Paid in capital                                                     $ 629,090

Undistributed net investment income                                  873,548

Accumulated undistributed net realized gain (loss) on                1,450,140
investments and foreign currency transactions

Net unrealized appreciation (depreciation) on                        (59,311)
investments and assets and liabilities in foreign
currencies

NET ASSETS, for 177,260 shares outstanding                          $ 2,893,467

SHARES OUTSTANDING HELD BY:                                          10,014
 General Partners

 Limited Partners                                                    167,246

TOTAL SHARES OUTSTANDING                                             177,260

NET ASSET VALUE and redemption price per share                       $16.32
($2,893,467 (divided by) 177,260 shares)

Maximum offering price per share                                     $16.39
(100/99.60 of $16.32)

STATEMENT OF OPERATIONS

 YEAR ENDED DECEMBER 31, 1995

INVESTMENT INCOME                                                        $ 301,243
Interest

EXPENSES

Management fee                                               $ 25,637

Transfer agent fees                                           19,439

Accounting fees and expenses                                  45,000

Non-interested trustees' compensation                         20

Custodian fees and expenses                                   23,583

Registration fees                                             20,830

Audit                                                         7,742

Legal                                                         1,148

Miscellaneous                                                 328

 Total expenses before reductions                             143,727

 Expense reductions                                           (66,864)    76,863

NET INVESTMENT INCOME                                                     224,380

REALIZED AND UNREALIZED GAIN (LOSS)                                       (115,000)
Net realized gain (loss) on foreign currency transactions

Change in net unrealized appreciation (depreciation) on                   (377)
assets and liabilities in foreign currencies

NET GAIN (LOSS)                                                           (115,377)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING                          $ 109,003
FROM OPERATIONS


STATEMENT OF CHANGES IN NET ASSETS

                                                          YEAR ENDED      YEAR ENDED
                                                          DECEMBER 31,    DECEMBER 31,
                                                          1995            1994

INCREASE (DECREASE) IN NET ASSETS

Operations                                                $ 224,380       $ 91,702
Net investment income

 Net realized gain (loss)                                  (115,000)       147,427

 Change in net unrealized appreciation (depreciation)      (377)           19,816

 NET INCREASE (DECREASE) IN NET ASSETS RESULTING           109,003         258,945
FROM OPERATIONS

Share transactions                                         15,772,636      6,054,031
Net proceeds from sales of shares

 Cost of shares redeemed                                   (16,492,788)    (5,060,920)

 NET INCREASE (DECREASE) IN NET ASSETS RESULTING           (720,152)       993,111
FROM SHARE TRANSACTIONS

  TOTAL INCREASE (DECREASE) IN NET ASSETS                  (611,149)       1,252,056

NET ASSETS

 Beginning of period                                       3,504,616       2,252,560

 End of period (including undistributed net investment    $ 2,893,467     $ 3,504,616
income of $873,548 and $649,168, respectively)

OTHER INFORMATION
Shares

 Sold                                                      823,652         363,818

 Redeemed                                                  (853,436)       (306,656)

 Net increase (decrease)                                   (29,784)        57,162


FINANCIAL HIGHLIGHTS - YEN PERFORMANCE PORTFOLIO, L.P.

                                     YEARS ENDED DECEMBER 31,

                                     1995                       1994      1993      1992      1991

SELECTED PER-SHARE DATA

Net asset value, beginning           $ 16.93                    $ 15.03   $ 13.29   $ 12.97   $ 11.28
of period

Income from Investment
Operations

 Net investment income                .82 C                      .47 C     .24 C     .28 C     .48

 Net realized and unrealized          (1.43)                     1.43      1.50      .04       1.21
 gain (loss)

 Total from investment operations     (.61)                      1.90      1.74      .32       1.69

Net asset value, end of period       $ 16.32                    $ 16.93   $ 15.03   $ 13.29   $ 12.97

TOTAL RETURN A, B                     (3.60)%                    12.64%    13.09%    2.47%     14.98%

RATIOS AND SUPPLEMENTAL DATA

Net assets, end of period            $ 2,893                    $ 3,505   $ 2,253   $ 3,801   $ 4,796
(000 omitted)

Ratio of expenses to average          1.50%                      1.50%     1.50%     1.50%     1.50%
net assets                           D                          D         D         D         D

Ratio of net investment income to     4.38%                      2.86%     1.56%     2.13%     4.43%
average net assets


A THE TOTAL RETURNS WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT BEEN REDUCED DURING THE PERIODS SHOWN (SEE NOTE 5 OF NOTES TO FINANCIAL STATEMENTS).
B TOTAL RETURNS DO NOT INCLUDE THE ONE TIME SALES CHARGE.
C NET INVESTMENT INCOME PER SHARE HAS BEEN CALCULATED BASED ON AVERAGE SHARES OUTSTANDING DURING THE PERIOD.
D FMR VOLUNTARILY AGREED TO REIMBURSE A PORTION OF THE FUND'S EXPENSES DURING THE PERIOD. WITHOUT THIS REIMBURSEMENT, THE FUND'S EXPENSE RATIO WOULD HAVE BEEN HIGHER.
NOTES TO FINANCIAL STATEMENTS
For the period ended December 31, 1995


1. SIGNIFICANT ACCOUNTING POLICIES.
Fidelity Deutsche Mark Performance Portfolio, L.P., Fidelity Sterling Performance Portfolio, L.P. and Fidelity Yen Performance Portfolio, L.P., (the funds) are registered under the Investment Company Act of 1940, as amended (the 1940 Act), as open-end management investment companies organized as limited partnerships in the State of Delaware. Each fund is authorized to issue an unlimited number of limited partnership shares. Fidelity Management & Research Company (FMR), a wholly owned subsidiary of FMR Corp., is each fund's Non-Managing General Partner and investment adviser. Each fund has twelve Managing General Partners who supervise the management and operations of the fund. The following summarizes the significant accounting policies of the funds:
FOREIGN CURRENCY TRANSLATION. The accounting records of the funds are maintained in U.S. dollars. Investment securities and other assets and liabilities denominated in a foreign currency are translated into U.S. dollars at the prevailing rates of exchange at period end. Purchases and sales of securities, income receipts, and expense payments are translated into U.S. dollars at the prevailing exchange rate on the respective dates of the transactions.
Net realized gains and losses on foreign currency transactions represent net gains and losses from sales and maturities of forward currency contracts and disposition of foreign currencies.
INCOME TAXES. As limited partnerships, the funds are not subject to income taxes. Instead, each partner is allocated a proportionate share of taxable income.
INTEREST INCOME. Interest income is accrued as earned.
DISTRIBUTIONS AND ALLOCATIONS. The funds do not intend to make cash distributions. Net interest income,realized gains and losses, and other deductions and credits of each fund are allocated daily to the outstanding shares of each fund. The amounts allocated are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. These differences are primarily due to differing treatments for foreign currency transactions.
INVESTMENT TRANSACTIONS. Investment transactions are accounted for as of trade date.
2. OPERATING POLICIES.
FORWARD FOREIGN CURRENCY CONTRACTS. The funds use forward contracts to acquire exposure to foreign currencies. These contracts involve market risk in excess of the unrealized gain or loss reflected in each fund's Statement of Assets and Liabilities. The U.S. dollar value of the currencies each fund has committed to buy is shown in Note 7 under the caption "Forward Foreign Currency Contracts." This amount represents the aggregate exposure each fund has acquired through currency contracts at period end. Losses may arise due to changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.
The U.S. dollar value of forward foreign currency contracts is determined using forward currency exchange rates supplied by a quotation service. Purchases and sales of forward foreign currency contracts having the same settlement
2. OPERATING POLICIES - CONTINUED
FORWARD FOREIGN CURRENCY CONTRACTS - CONTINUED date and broker are offset and any realized gain (loss) is recognized on the date of offset; otherwise, gain (loss) is recognized on settlement date.
JOINT TRADING ACCOUNT. Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the funds, along with other affiliated entities of FMR, may transfer uninvested cash balances into one or more joint trading accounts. These balances are invested in one or more repurchase agreements that mature in 60 days or less from the date of purchase, and are collateralized by U.S. Treasury or Federal Agency obligations.
REPURCHASE AGREEMENTS. The funds, through their custodian, receive delivery of the underlying U.S. Treasury or Federal Agency securities, the market value of which is required to be at least equal to the repurchase price. For term repurchase agreement transactions, the underlying securities are marked-to-market daily and maintained at a value at least equal to the repurchase price. FMR, the funds' investment adviser, is responsible for determining that the value of the underlying securities remains in accordance with the market value requirements stated above.
3. JOINT TRADING ACCOUNT.
Each fund may use a joint trading account for the purpose of investing in repurchase agreements. These repurchase agreements were with entities whose creditworthiness has been reviewed and found satisfactory by FMR. The maturity values of the joint trading account investments were $11,582,562 for Fidelity Deutsche Mark Performance Portfolio, L.P., $1,043,681 for Fidelity Sterling Performance Portfolio, L.P., and $3,073,006 for Fidelity Yen Performance Portfolio, L.P., all at 5.88%. The investments in repurchase agreements through the joint trading account are summarized as follows:
SUMMARY OF JOINT TRADING
Dated December 29, 1995, due January 2, 1996
Number of dealers or banks 23
Maximum amount with one dealer or bank 19.6%
Aggregate principal amount of agreements $24,037,217,000
Aggregate maturity amount of agreements $24,052,911,000
Aggregate market value of collateral $24,538,741,000
Coupon rates of collateral 0.0% to 15 3/4%
Maturity dates of collateral 1/4/96 to 8/15/25
4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES.
MANAGEMENT FEE. As each fund's investment adviser, FMR receives a fee that is computed daily at an annual rate of .50% of the fund's average net assets.
SALES LOAD. For the period, Fidelity Distributors Corporation (FDC), an affiliate of FMR and the general distributor of the fund, received sales charges of $78,161, $10,564 and $43,187 for the Deutsche Mark, Sterling and Yen Performance Portfolios, respectively, on sales of shares of each fund. TRANSFER AGENT FEES. Fidelity Service Co. (FSC), an affiliate of FMR, is the funds' transfer, dividend disbursing and shareholder servicing agent. FSC receives account fees and asset-based fees that vary according to account size and type of account. FSC pays for typesetting, printing and mailing of all shareholder reports, except proxy statements. For the period, the transfer agent fees were equivalent to an annual rate of .31%,
 .43% and .38% of average net assets for Deutsche Mark, Sterling and Yen Performance Portfolios, respectively.
ACCOUNTING FEES. FSC maintains the funds' accounting records. The fee is based on the level of average net assets for the month plus out-of-pocket expenses.
5. EXPENSE REDUCTIONS.
FMR voluntarily agreed to reimburse the funds' operating expenses (excluding interest, taxes, brokerage commissions and extraordinary expenses) above an annual rate of 1.50% of average net assets. FMR retains the ability to be repaid by the funds in the event that expenses fall below the limit prior to the end of the fiscal year. For the period, the reimbursement reduced the funds' expenses by $13,016, $86,415 and $66,864 for the Deutsche Mark, Sterling and Yen Performance Portfolios, respectively.
6. BENEFICIAL INTEREST.
At the end of the period, FMR was record owner of approximately 15% and 6%, respectively, of the total outstanding shares of Fidelity Sterling Performance Portfolio, L.P. and Fidelity Yen Performance Portfolio, L.P., respectively.
7. COMMITMENTS.
At period end, each fund had various contracts open which obligate the funds to receive currencies at specified future dates. Open contracts were as follows:
FORWARD FOREIGN CURRENCY CONTRACTS
  SETTLEMENT  UNREALIZED
  DATE VALUE GAIN/(LOSS)
CONTRACTS TO BUY
FIDELITY DEUTSCHE MARK PERFORMANCE PORTFOLIO, L.P.
  16,283,974 DEM 3/1/96 $ 11,360,661 $ (21,015)
 (Payable amount $11,381,676)
FIDELITY STERLING PERFORMANCE PORTFOLIO, L.P.
  649,037 GBP  3/1/96 $ 1,004,995 $ 10,953
 (Payable amount $994,042)
FIDELITY YEN PERFORMANCE PORTFOLIO, L.P.
  289,224,283 JPY  3/1/96 $ 2,822,637 $ (59,311)
 (Payable amount $2,881,948)
REPORT OF INDEPENDENT ACCOUNTANTS


To the Partners of Fidelity Deutsche Mark Performance Portfolio, L.P., Fidelity Sterling Performance Portfolio, L.P. and Fidelity Yen Performance Portfolio, L.P.:
We have audited the accompanying statements of assets and liabilities of Fidelity Deutsche Mark Performance Portfolio, L.P., Fidelity Sterling Performance Portfolio, L.P. and Fidelity Yen Performance Portfolio, L.P. as of December 31, 1995, and the related statements of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of each fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.
We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 1995 by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.
In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Fidelity Deutsche Mark Performance Portfolio, L.P., Fidelity Sterling Performance Portfolio, L.P. and Fidelity Yen Performance Portfolio, L.P., as of December 31, 1995, the results of their operations for the year then ended, the changes in their net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with generally accepted accounting principles.
COOPERS & LYBRAND L.L.P.
Boston, Massachusetts
February 26, 1996
INVESTMENT ADVISER
Fidelity Management &
  Research Company
Boston, MA
OFFICERS
Edward C. Johnson 3d, President
J. Gary Burkhead, Senior Vice President
Fred L. Henning, Jr., Vice President
Arthur S. Loring, Secretary
Kenneth A. Rathgeber, Treasurer
John H. Costello, Assistant Treasurer
Leonard M. Rush, Assistant Treasurer
MANAGING GENERAL PARTNERS
J. Gary Burkhead
Ralph F. Cox*
Phyllis Burke Davis*
Richard J. Flynn*
Edward C. Johnson 3d
E. Bradley Jones*
Donald J. Kirk*
Peter S. Lynch
Edward H. Malone*
Marvin L. Mann*
Gerald C. McDonough*
Thomas R. Williams*
NON-MANAGING GENERAL PARTNER
Fidelity Management &
 Research Company
Boston, MA
GENERAL DISTRIBUTOR
Fidelity Distributors Corporation
Boston, MA
TRANSFER AND SHAREHOLDER
SERVICING AGENT
Fidelity Service Co.
Boston, MA
CUSTODIAN
The Chase Manhattan Bank, N.A.
New York, NY
FIDELITY'S TAXABLE BOND FUNDS
Capital & Income Fund
Ginnie Mae Fund
Global Bond Fund
Government Securities Fund
Intermediate Bond Fund
Investment Grade Bond Fund
Mortgage Securities Fund
New Markets Income Fund
Short-Intermediate Government Fund
Short-Term Bond Fund
Short-Term World Bond Fund
Spartan(registered trademark) Ginnie Mae Fund
Spartan Government Income Fund
Spartan High Income Fund
Spartan Investment Grade Bond Fund
Spartan Limited Maturity
 Government Fund
Spartan Long-Term Government
 Bond Fund
Spartan Short-Intermediate Government Fund
Spartan Short-Term Bond Fund
THE FIDELITY TELEPHONE CONNECTION
MUTUAL FUND 24-HOUR SERVICE
Account Balances  1-800-544-7544
Exchanges/Redemptions  1-800-544-7777
Mutual Fund Quotes   1-800-544-8544
Account Assistance 1-800-544-6666
Product Information 1-800-544-8888
Retirement Accounts 1-800-544-4774
 (8 a.m. - 9 p.m.)
TDD Service 1-800-544-0118
 for the deaf and hearing impaired
 (9 a.m. - 9 p.m. Eastern time)
(registered trademark)
* INDEPENDENT TRUSTEES
 AUTOMATED LINES FOR QUICKEST SERVICE